PROFIT/(LOSS) PER SHARE (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of classes of share capital [line items]
Profit/(Loss) for the year	$ 875,000	$ (6,388,000)	$ (28,914,000)
Diluted earnings per share denominator	106,518,650	105,024,732	101,870,064
Diluted earnings per ordinary share for continuing operations	$ 4,353,000	$ 158,000	$ (24,590,000)
Weighted average number of shares	83,606,810	83,606,810	83,606,810
Number of shares issued	83,606,810	83,606,810	83,606,810
Adjusted profit after tax	$ 4,299,000	$ 533,000	$ 24,512,000
Class A Ordinary shares [Member]
Disclosure of classes of share capital [line items]
Basic earnings per ordinary share for continuing operations	$ 929,000	$ 6,013,000	$ 28,991,000
Weighted average number of shares	83,606,810	83,606,810	83,606,810
Number of shares issued	96,162,410	96,162,410	96,162,410
American depositary share [Member]
Disclosure of classes of share capital [line items]
Basic earnings per ordinary share for continuing operations	$ 929,000	$ 6,013,000	$ 28,991,000
Diluted earnings per share denominator	26,629,663	26,256,183	25,467,517
Weighted average number of shares	20,901,703	20,901,703	20,901,703
Number of shares issued	24,040,602	24,040,602	24,040,602
Adjusted profit after tax	$ 4,299,000	$ (533,000)	$ (24,512,000)